Property, Plant and Equipment - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Estimated residual value of property plant and equipment	5.00%	5.00%
Impairment loss on property, plant and equipment	¥ 54,000	$ 8,276	¥ 0	¥ 0
Amount by which unit's recoverable amount exceeds its carrying amount	¥ 54,609				$ 146,300
Discount rate applied to cash flow projections	12.19%				12.19%
Explanation of period over which management has projected cash flows	5-year period	5-year period
Growth rate used to extrapolate cash flow projections	3.00%				3.00%